SCHEDULE OF CONDENSED CASH FLOWS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
0perating activities:
Net loss	$ (5,112)	$ 4,244,525
Adjustments to reconcile net loss to net cash used by operating activities:
Net cash used in operating activities		(2,183)
Investing activities:
Net cash used in investing activities		(172,500,000)
Financing activities:
Net cash provided by financing activities		173,563,104
Net increase (decrease) in cash and cash equivalents		1,060,921
Old Glory Holding Co [Member]
0perating activities:
Net loss		(14,842,000)	$ (14,486,000)
Adjustments to reconcile net loss to net cash used by operating activities:
Net cash used in operating activities		(12,868,000)	(12,065,000)
Investing activities:
Net cash used in investing activities		(176,818,000)	(1,961,000)
Financing activities:
Net cash provided by financing activities		87,479,000	98,827,000
Net increase (decrease) in cash and cash equivalents		(102,207,000)	84,801,000
Parent Company [Member] | Old Glory Holding Co [Member]
0perating activities:
Net loss		(14,842,000)	(14,486,000)
Adjustments to reconcile net loss to net cash used by operating activities:
Undistributed loss of subsidiary		13,375,000	13,631,000
Net cash used in operating activities		(1,467,000)	(855,000)
Investing activities:
Capital transfer to bank subsidiary		(12,307,000)	(12,830,000)
Net cash used in investing activities		(12,307,000)	(12,830,000)
Financing activities:
Exercise of stock options & warrants		10,000	386,000
Issuance of Reg D Class A shares		3,120,000	12,542,000
Issuance of Reg D Class B shares		2,880,000
Issuance of Reg A Class B shares		7,780,000	939,000
Net cash provided by financing activities		13,790,000	13,867,000
Net increase (decrease) in cash and cash equivalents		16,000	182,000
Cash and cash equivalents, beginning of year		196,000	14,000
Cash and cash equivalents, end of year	$ 196,000	212,000	196,000
Non-Cash Investing Activities:
Dividend to bank subsidiary for stock compensation		$ 1,099,000	$ 687,000